Significant Accounting Policies and Recent Accounting Pronouncements (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023
Trade Receivables [Abstract]
Allowance for doubtful accounts	$ 0	$ 0
Vessel's Depreciation [Abstract]
Estimated useful life of vessel	25 years
Impairment of Long-Lived Assets [Abstract]
Impairment charges	$ 0
Segmental Reporting [Abstract]
Number of reportable segment | Segment	1
Revenue [Member] | Customer Concentration [Member] | Charterer A [Member]
Credit Concentration Considerations [Abstract]
Concentration risk percentage	71.00%	100.00%	100.00%
Revenue [Member] | Customer Concentration [Member] | Charterer B [Member]
Credit Concentration Considerations [Abstract]
Concentration risk percentage	23.00%	0.00%	0.00%